Intangible assets and goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Explicit projection period	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Description of key assumptions on which management has based cash flow projections	An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2023, or a decrease of 25 basis points on estimated EBITDA would have not resulted in significant impacts on these consolidated financial statements.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	12.48%	13.14%
Bottom of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Growth rates	3.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	15.14%	15.40%
Top of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Growth rates	7.80%